Subsequent Events (Details) (Subsequent events)	1 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 Baidu CNY
Subsequent Event [Line Items]
Payment of cash dividend (per share)	$ 0.20
Payment of cash dividend (per ADS)	$ 0.20
Payments to Acquire Intangible Assets		75,000,000